Income Taxes - Schedule of Unused Tax Losses and Other Carry Forwards (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax losses expiry [Member]
Schedule of Unused Tax Losses and Other Carry Forwards [Line Items]
Recognized losses	$ (1)	$ (1)
Recognized DTA
Non-recognized losses	(253)	(116)
Non-recognized DTA	65	30
Tax losses expiry [Member] | Indefinite [Member]
Schedule of Unused Tax Losses and Other Carry Forwards [Line Items]
Recognized losses	(1)	(1)
Recognized DTA
Non-recognized losses	(253)	(116)
Non-recognized DTA	65	30
Other credits carried forward expiry [Member]
Schedule of Unused Tax Losses and Other Carry Forwards [Line Items]
Recognized DTA
Non-recognized credits	(303)	(130)
Non-recognized DTA	78	34
Recognized credits
Other credits carried forward expiry [Member] | Indefinite [Member]
Schedule of Unused Tax Losses and Other Carry Forwards [Line Items]
Recognized DTA
Non-recognized credits	(303)	(130)
Non-recognized DTA	78	34
Recognized credits